Schedule of Investments (unaudited) June 30, 2019	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Value
Mutual Fund — 100.0%
Master Advantage Large Cap Core Portfolio	$2,704,572,436

Total Investments — 100.0% (Cost: $2,384,811,387)	2,704,572,436
Liabilities in Excess of Other Assets — 0.0%	(434,506)

Net Assets — 100.0%	$2,704,137,930

BlackRock Advantage Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,704,572,436 and 76.9%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2019, the Fund’s investment in the Master LLC was classified as Level 2.

1

Schedule of Investments (unaudited) June 30, 2019	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.5%

Aerospace & Defense — 2.2%
Curtiss-Wright Corp.	62,347	$7,926,174
L3Harris Technologies, Inc.	109,535	20,716,355
Lockheed Martin Corp.	86,977	31,619,619
Raytheon Co.	107,725	18,731,223

		78,993,371

Auto Components — 0.0%
Dana, Inc.	70,459	1,404,952

Automobiles — 0.0%
Thor Industries, Inc.	25,356	1,482,058

Banks — 4.6%
Bank of America Corp.	658,500	19,096,500
Citizens Financial Group, Inc.	819,488	28,977,096
East West Bancorp, Inc.	99,086	4,634,252
First Republic Bank	130,827	12,775,257
JPMorgan Chase & Co.	725,734	81,137,061
Wells Fargo & Co.	215,802	10,211,751
Western Alliance Bancorp (a)	142,005	6,350,464

		163,182,381

Beverages — 1.3%
Keurig Dr Pepper, Inc.	23,186	670,075
Molson Coors Brewing Co., Class B	22,304	1,249,024
Monster Beverage Corp. (a)	131,695	8,406,092
PepsiCo, Inc.	256,794	33,673,397

		43,998,588

Biotechnology — 4.1%
AbbVie, Inc.	368,040	26,763,869
Amgen, Inc.	249,325	45,945,611
Celgene Corp. (a)	90,990	8,411,116
Gilead Sciences, Inc.	698,556	47,194,443
Regeneron Pharmaceuticals, Inc. (a)	35,588	11,139,044
Vertex Pharmaceuticals, Inc. (a)	35,309	6,474,964

		145,929,047

Building Products — 0.6%
Allegion PLC	196,102	21,679,076
AO Smith Corp.	15,534	732,583

		22,411,659

Capital Markets — 2.4%
Charles Schwab Corp.	1,143,742	45,966,991
Evercore, Inc., Class A	27,564	2,441,343
FactSet Research Systems, Inc.	18,637	5,340,619
Franklin Resources, Inc.	11,875	413,250
Morgan Stanley	402,374	17,628,005
TD Ameritrade Holding Corp.	250,614	12,510,651

		84,300,859

Chemicals — 1.9%
Air Products & Chemicals, Inc.	131,116	29,680,729
Dow, Inc.	296,084	14,599,902
DuPont de Nemours, Inc.	6,682	501,618
Ecolab, Inc.	54,838	10,827,215
LyondellBasell Industries NV, Class A	128,032	11,027,396

		66,636,860

Commercial Services & Supplies — 0.2%
ADT, Inc. (b)	152,686	934,438
Waste Connections, Inc.	19,183	1,833,511
Waste Management, Inc.	43,893	5,063,935

		7,831,884

Communications Equipment — 1.3%
Ciena Corp. (a)	107,008	4,401,239
Cisco Systems, Inc.	763,020	41,760,085
InterDigital, Inc.	9	580

		46,161,904

Security	Shares	Value

Construction & Engineering — 0.0%
MasTec, Inc. (a)	10,361	$533,902

Consumer Finance — 1.3%
American Express Co.	209,926	25,913,265
Discover Financial Services	250,004	19,397,810

		45,311,075

Containers & Packaging — 0.8%
Westrock Co.	723,524	26,386,920

Diversified Consumer Services — 0.1%
frontdoor, Inc. (a)	50,843	2,214,213
H&R Block, Inc.	40,580	1,188,994

		3,403,207

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (a)	329,107	70,155,739

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	1,035,921	59,182,167

Electric Utilities — 1.5%
Alliant Energy Corp.	36,583	1,795,494
Evergy, Inc.	110,285	6,633,643
IDACORP, Inc.	140,794	14,139,941
Pinnacle West Capital Corp.	173,241	16,300,246
Xcel Energy, Inc.	233,423	13,886,334

		52,755,658

Electrical Equipment — 1.3%
Generac Holdings, Inc. (a)	50,963	3,537,342
Hubbell, Inc.	44,757	5,836,313
Rockwell Automation, Inc.	213,849	35,034,882

		44,408,537

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	117,462	13,038,282
National Instruments Corp.	511,332	21,470,831

		34,509,113

Energy Equipment & Services — 0.4%
Halliburton Co.	550,451	12,517,256

Entertainment — 0.8%
Activision Blizzard, Inc.	119,780	5,653,616
Electronic Arts, Inc. (a)	7,289	738,084
Netflix, Inc. (a)	25,343	9,308,991
Take-Two Interactive Software, Inc. (a)	14,334	1,627,339
Viacom, Inc., Class A	1,651	56,299
Viacom, Inc., Class B	172,258	5,145,346
Zynga, Inc., Class A (a)	650,161	3,985,487

		26,515,162

Equity Real Estate Investment Trusts (REITs) — 4.0%
Equity LifeStyle Properties, Inc.	254,970	30,938,060
Outfront Media, Inc.	314,758	8,117,609
Park Hotels & Resorts, Inc.	520,808	14,353,468
Prologis, Inc.	552,146	44,226,895
RLJ Lodging Trust	479,431	8,505,106
Ryman Hospitality Properties, Inc.	53,779	4,360,939
Simon Property Group, Inc.	180,563	28,846,745

		139,348,822

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	48,862	12,912,272
Performance Food Group Co. (a)	283,177	11,335,575
Walmart, Inc.	75,868	8,382,655

		32,630,502

Food Products — 2.1%
Archer-Daniels-Midland Co.	386,024	15,749,779
General Mills, Inc.	504,719	26,507,842
Hershey Co.	181,523	24,329,528

1

Schedule of Investments (unaudited) (continued) June 30, 2019	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
JM Smucker Co.	48,285	$5,561,949
McCormick & Co., Inc., Non-Voting Shares	6,248	968,502

		73,117,600

Gas Utilities — 0.3%
Southwest Gas Holdings, Inc.	114,171	10,232,005

Health Care Equipment & Supplies — 2.1%
Danaher Corp.	22,306	3,187,974
DexCom, Inc. (a)	13,808	2,068,991
Hill-Rom Holdings, Inc.	14,380	1,504,436
Medtronic PLC	460,922	44,889,194
Stryker Corp.	115,197	23,682,199

		75,332,794

Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	107,598	9,173,805
Anthem, Inc.	49,057	13,844,376
Cigna Corp.	12,968	2,043,108
CVS Health Corp.	165,353	9,010,085
McKesson Corp.	31,030	4,170,122
UnitedHealth Group, Inc.	132,041	32,219,324

		70,460,820

Health Care Technology — 0.6%
Veeva Systems, Inc., Class A (a)	129,908	21,059,386

Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc. (a)	553	405,283
Darden Restaurants, Inc.	336,876	41,007,915
Domino’s Pizza, Inc.	36,438	10,139,967
Extended Stay America, Inc.	1,161,071	19,610,489
International Game Technology PLC	64,971	842,674
Las Vegas Sands Corp.	383,443	22,657,647
McDonald’s Corp.	41,674	8,654,023
Norwegian Cruise Line Holdings Ltd. (a)	52,555	2,818,525
Royal Caribbean Cruises Ltd.	73,053	8,854,754
Yum! Brands, Inc.	39,560	4,378,105

		119,369,382

Household Products — 0.8%
Church & Dwight Co., Inc.	256,042	18,706,429
Colgate-Palmolive Co.	88,572	6,347,955
Procter & Gamble Co.	38,478	4,219,113

		29,273,497

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	136,931	23,906,783
Roper Technologies, Inc.	3,713	1,359,923

		25,266,706

Insurance — 3.6%
Allstate Corp.	205,274	20,874,313
American Financial Group, Inc.	5,089	521,470
Arthur J. Gallagher & Co.	103,320	9,049,799
Cincinnati Financial Corp.	15,704	1,628,034
First American Financial Corp.	226,696	12,173,575
Lincoln National Corp.	114,962	7,409,301
Loews Corp.	245,204	13,405,303
MetLife, Inc.	83,267	4,135,872
Prudential Financial, Inc.	443,381	44,781,481
Travelers Cos., Inc.	63,771	9,535,040
Unum Group	78,682	2,639,781

		126,153,969

Interactive Media & Services — 3.5%
Alphabet, Inc., Class A (a)	3,222	3,488,782
Alphabet, Inc., Class C (a)	39,290	42,468,954
Facebook, Inc., Class A (a)	367,780	70,981,540
Pinterest, Inc., Class A (a)	149,530	4,070,207
Twitter, Inc. (a)	9,544	333,086

		121,342,569

Security	Shares	Value

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc. (a)	64,085	$121,353,279
Etsy, Inc. (a)(b)	24,566	1,507,615

		122,860,894

IT Services — 7.0%
Amdocs Ltd.	25,133	1,560,508
Automatic Data Processing, Inc.	267,318	44,195,685
Booz Allen Hamilton Holding Corp.	87,370	5,784,768
Fidelity National Information Services, Inc.	290,893	35,686,753
First Data Corp., Class A (a)	69,923	1,892,816
GoDaddy, Inc., Class A (a)	299,057	20,978,849
International Business Machines Corp.	139,711	19,266,147
Paychex, Inc.	473,295	38,947,446
Square, Inc., Class A (a)	151,802	11,010,199
VeriSign, Inc. (a)	115,222	24,099,833
Visa, Inc., Class A	243,441	42,249,186

		245,672,190

Machinery — 3.5%
Caterpillar, Inc.	8,062	1,098,770
Crane Co.	444,923	37,124,375
Cummins, Inc.	20,927	3,585,632
IDEX Corp.	38,701	6,661,990
Oshkosh Corp.	106,436	8,886,342
PACCAR, Inc.	601,196	43,081,705
Snap-on, Inc.	130,900	21,682,276

		122,121,090

Media — 2.9%
CBS Corp., Class B, Non-Voting Shares	148,962	7,433,204
Comcast Corp., Class A	797,554	33,720,583
Fox Corp., Class A	52,889	1,937,853
Fox Corp., Class B	153,892	5,621,675
Interpublic Group of Cos., Inc.	1,637,888	36,999,890
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	107,663	4,070,738
Sinclair Broadcast Group, Inc., Class A	90,665	4,862,364
Sirius XM Holdings, Inc.	961,085	5,362,854
Tribune Media Co., Class A	11,252	520,067

		100,529,228

Multiline Retail — 0.5%
Target Corp.	220,152	19,067,365

Multi-Utilities — 1.2%
Avista Corp.	42,447	1,893,136
Black Hills Corp.	61,951	4,842,710
Consolidated Edison, Inc.	218,628	19,169,303
DTE Energy Co.	117,416	15,015,158

		40,920,307

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	58,782	4,147,658
Antero Midstream Corp.	224,390	2,571,509
Cabot Oil & Gas Corp.	107,120	2,459,475
Chevron Corp.	251,526	31,299,895
ConocoPhillips	796,277	48,572,897
EOG Resources, Inc.	64,506	6,009,379
Exxon Mobil Corp.	59,162	4,533,584
Phillips 66	35,399	3,311,222
Suncor Energy, Inc.	198,022	6,170,366
Valero Energy Corp.	63,111	5,402,933
Williams Cos., Inc.	118,383	3,319,459

		117,798,377

Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	50,795	9,301,072
Herbalife Nutrition Ltd. (a)	76,736	3,281,231
Nu Skin Enterprises, Inc., Class A	16,828	829,957

		13,412,260

2

Schedule of Investments (unaudited) (continued) June 30, 2019	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	475,262	$21,553,132
Jazz Pharmaceuticals PLC (a)	16,689	2,379,184
Johnson & Johnson	626,086	87,201,258
Merck & Co., Inc.	798,628	66,964,958

		178,098,532

Professional Services — 1.2%
CoStar Group, Inc. (a)	19,356	10,724,385
Insperity, Inc.	249,763	30,506,053
TriNet Group, Inc. (a)(b)	25,437	1,724,629

		42,955,067

Road & Rail — 0.8%
Landstar System, Inc.	89,921	9,710,569
Lyft, Inc., Class A (a)(b)	106,550	7,001,400
Ryder System, Inc.	38,063	2,219,073
Uber Technologies, Inc. (a)(b)	193,653	8,981,626

		27,912,668

Semiconductors & Semiconductor Equipment — 2.8%
Broadcom, Inc.	44,801	12,896,416
Cirrus Logic, Inc. (a)	120,374	5,260,344
Intel Corp.	396,091	18,960,876
NVIDIA Corp.	33,557	5,511,066
NXP Semiconductors NV	25,779	2,516,288
QUALCOMM, Inc.	147,007	11,182,822
Skyworks Solutions, Inc.	54,575	4,217,010
Texas Instruments, Inc.	196,961	22,603,244
Xilinx, Inc.	141,517	16,687,685

		99,835,751

Software — 7.1%
Adobe, Inc. (a)	127,011	37,423,791
Dropbox, Inc., Class A (a)(b)	100,718	2,522,986
Intuit, Inc.	67,336	17,596,917
Microsoft Corp.	688,738	92,263,342
Oracle Corp.	131,287	7,479,420
RingCentral, Inc., Class A (a)(b)	37,019	4,254,223
salesforce.com, Inc. (a)	336,486	51,055,021
ServiceNow, Inc. (a)(b)	103,779	28,494,600
Tableau Software, Inc., Class A (a)	9,173	1,522,901
Workday, Inc., Class A (a)	42,570	8,751,541

		251,364,742

Specialty Retail — 0.7%
Advance Auto Parts, Inc. (b)	67,976	10,477,821
AutoZone, Inc. (a)	3,008	3,307,206

Security	Shares	Value

Specialty Retail (continued)
Home Depot, Inc.	13,231	$2,751,651
O’Reilly Automotive, Inc. (a)	10,690	3,948,031
Penske Automotive Group, Inc.	30,736	1,453,813
Ulta Beauty, Inc. (a)	5,289	1,834,701

		23,773,223

Technology Hardware, Storage & Peripherals — 3.3%
Apple Inc.	442,918	87,662,331
Dell Technologies, Inc., Class C (a)	265,315	13,478,002
HP Inc.	675,353	14,040,589

		115,180,922

Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc. (a)	90,201	16,255,122
NIKE, Inc., Class B	260,114	21,836,570

		38,091,692

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd. (a)	74,177	3,485,577

Tobacco — 0.3%
Philip Morris International, Inc.	131,583	10,333,213

Water Utilities — 1.2%
American Water Works Co., Inc.	354,477	41,119,332

Total Long-Term Investments — 99.4% (Cost: $3,076,070,261)		3,496,132,781

Short-Term Securities — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (c)(e)	33,217,718	33,217,718

SL Liquidity Series, LLC, Money Market Series, 2.55% (c)(d)(e)	23,978,629	23,985,822

Total Short-Term Investments — 1.6% (Cost: $57,202,737)		57,203,540

Total Investments — 101.0% (Cost: $3,133,272,998)		3,553,336,321

Liabilities in Excess of Other Assets — (1.0)%		(37,194,898)

Net Assets — 100.0%		$3,516,141,423

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	30,370,653	2,847,065	33,217,718	$33,217,718	$557,475		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	23,978,629	23,978,629	23,985,822	108,758	(b)	1,155	803

				$57,203,540	$666,233		$1,155	$803

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

S&P	Standard & Poor’s

3

Schedule of Investments (unaudited) (continued) June 30, 2019	Master Advantage Large Cap Core Portfolio

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	362	09/20/19	$53,290	$568,959

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$3,496,132,781	$—	$—	$3,496,132,781
Short-Term Securities	33,217,718	—	—	33,217,718

Subtotal	$3,529,350,499	$—	$—	$3,529,350,499

Investments Valued at Net Asset Value (“NAV”)(b)				23,985,822

Total Investments				$3,553,336,321

Derivative Financial Instruments(c)
Assets:
Equity contracts	$568,959	$—	$—	$568,959

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

4